Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-10533
Entity Registrant Name	Rio Tinto plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	6 St. James's Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4AD
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	1,256,010,314
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	KPMG LLP
Auditor Location	London, United Kingdom
Auditor Firm ID	1118
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0000863064
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	RIO
Security Exchange Name	NYSE
Ordinary
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares of 10p
Trading Symbol	RIO
Security Exchange Name	NYSE
4.375% Due 2027
Document Information [Line Items]
Title of 12(b) Security	4.375% Notes due 2027
Trading Symbol	RIO
Security Exchange Name	NYSE
4.500% Due 2028
Document Information [Line Items]
Title of 12(b) Security	4.500% Notes due 2028
Trading Symbol	RIO
Security Exchange Name	NYSE
7.125% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	7.125% Notes due 2028
Trading Symbol	RIO
Security Exchange Name	NYSE
4.875% Due 2030
Document Information [Line Items]
Title of 12(b) Security	4.875% Notes due 2030
Trading Symbol	RIO
Security Exchange Name	NYSE
5.000% Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	5.000% notes due 2032
Trading Symbol	RIO
Security Exchange Name	NYSE
5.000% Due 2033
Document Information [Line Items]
Title of 12(b) Security	5.000% Notes due 2033
Trading Symbol	RIO
Security Exchange Name	NYSE
5.250% Due 2035
Document Information [Line Items]
Title of 12(b) Security	5.250% Notes due 2035
Trading Symbol	RIO
Security Exchange Name	NYSE
5.200% Notes due 2040
Document Information [Line Items]
Title of 12(b) Security	5.200% Notes due 2040
Trading Symbol	RIO
Security Exchange Name	NYSE
4.750% Notes Due 2042
Document Information [Line Items]
Title of 12(b) Security	4.750% Notes due 2042
Trading Symbol	RIO
Security Exchange Name	NYSE
4.125% Notes Due 2042
Document Information [Line Items]
Title of 12(b) Security	4.125% Notes due 2042
Trading Symbol	RIO
Security Exchange Name	NYSE
2.750% Notes Due 2051
Document Information [Line Items]
Title of 12(b) Security	2.750% Notes due 2051
Trading Symbol	RIO
Security Exchange Name	NYSE
5.125% Notes due 2053
Document Information [Line Items]
Title of 12(b) Security	5.125% Notes due 2053
Trading Symbol	RIO
Security Exchange Name	NYSE
5.750% Due 2055
Document Information [Line Items]
Title of 12(b) Security	5.750% Notes due 2055
Trading Symbol	RIO
Security Exchange Name	NYSE
5.875% Due 2065
Document Information [Line Items]
Title of 12(b) Security	5.875% Notes due 2065
Trading Symbol	RIO
Security Exchange Name	NYSE
Floating Rate Notes Due 2028
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2028
Trading Symbol	RIO
Security Exchange Name	NYSE
– Rio Tinto Limited
Document Information [Line Items]
Entity File Number	001-34121
Entity Registrant Name	Rio Tinto Limited
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 43, 120 Collins Street
Entity Address, City or Town	Melbourne
Entity Address, Postal Zip Code	3000
Entity Address, Country	AU
Entity Common Stock, Shares Outstanding	371,216,214
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	6 St. James's Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4AD
Entity Address, Country	GB
Contact Personnel Name	Julie Parent
City Area Code	514
Local Phone Number	848-8519
Contact Personnel Email Address	julie.parent@riotinto.com
KPMG
Document Information [Line Items]
Auditor Name	KPMG
Auditor Location	Perth, Australia
Auditor Firm ID	1020